Capital surplus (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Capital Surplus

	2024
	Share premium	Share-based payments	Total
January 1	$7,273,954	$442,080	$7,716,034
Employee bonus shares	-	131,712	131,712
December 31	$7,273,954	$573,792	$7,847,746

	2023
	Share premium	Share-based payments	Total
January 1	$7,273,954	$310,368	$7,584,322
Employee bonus shares	-	131,712	131,712
December 31	$7,273,954	$442,080	$7,716,034